Intangible Assets - Components of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,308	$ 1,457
Accumulated Amortization	594	679
Unamortized intangible assets, Total	46	56
Acquired In-Process Research and Development [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Unamortized intangible assets, Total	44	54
Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Unamortized intangible assets, Total	2	2
Core and Developed Technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	893	942
Accumulated Amortization	379	401
Product Rights [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	148	167
Accumulated Amortization	31	24
Patents, Trademarks, and Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	268	349
Accumulated Amortization	$ 184	$ 254